Shareholders' Equity (Tables)	6 Months Ended
Jun. 30, 2020
Stockholders' Equity Note [Abstract]
Summary of company's share option activity
	Number of shares upon exercise	Weighted average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding as of December 31, 2019	1,072,777	$17.17	7.73	$18,170
Granted	-	-	-
Exercised	(197,022)	14.29
Forfeited	(14,581)	17.12

Outstanding as of June 30, 2020	861,174	$17.83	7.37	$30,612

Exercisable at end of period	400,138	$14.55	6.55	$15,538

Summary of the RSUs activity
Six months ended
June 30, 2020

Unvested as of December 31, 2019	678,303
Granted	321,094
Vested	(60,212)
Forfeited	(18,922)
Unvested as of June 30, 2020	920,263

Schedule of share based compensation expense
	Six months ended June 30,
	2020	2019

Cost of products	$491	$237
Cost of services	360	230
Research and development	780	600
Selling and marketing	1,381	636
General and administrative	1,618	1,040

Total share-based compensation expense	$4,630	$2,743